EMPOWER VARIABLE ANNUITY
UNION SECURITY INSURANCE COMPANY

Updating Summary Prospectus for Existing Investors
May 1, 2026

This updating summary prospectus provides updated information about the EmPower Variable Annuity (the “contract”), a flexible premium, deferred, variable and fixed annuity offered to both individuals and groups. The contract is issued by us, Union Security Insurance Company (“Union Security,” “we,” “us,” and “our”) and administered by Talcott Resolution Life and Annuity Insurance Company. The contract’s variable investment options are supported by Variable Account D of Union Security Insurance Company (the “Separate Account”).
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, federal and state income taxes, and a 10% federal penalty tax. Withdrawals will also reduce death benefits and other guaranteed benefits under the contract.
The contract is a complex investment and involves risks, including potential loss of principal. All guarantees and obligations under the contract are subject to the financial strength and claims-paying ability of Union Security.
The prospectus for the contract contains more information about the contract including its features, benefits and risks. You can find the current prospectus and other information about the contract online at: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=34956F885. You can also obtain this information at no cost by contacting us as instructed below.
Additional information about certain investment products, including variable and fixed annuities, has been prepared by the staff of the Securities and Exchange Commission (SEC) and is available at Investor.gov.
For additional information, please contact your investment professional or contact us by:
a.Mailing:     Union Security c/o Talcott Resolution
PO Box 14293
Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:     asccontactus@cognisurance.com
c.Visiting:     www.talcottresolution.com

Table of Content

Page
Special Terms Used in this Summary Prospectus	2
Updated Information About Your Contract	2
Important Information You Should Consider About the Contract	2
Appendix A - Investment Options Available Under the Contract	APP A-1

Special Terms Used in this Summary Prospectus

Contract Owner:	The owner or holder of the contract including any joint Owner(s) (or “you”).
Contract Value:	The total value of the your allocations to the Sub-Accounts and the Guarantee Periods.
Fund:	A registered investment company or a series thereof in which assets of a Sub-Account may be invested.
Guarantee Period:	The period for which the Guarantee Rate is credited.
Market Value Adjustment (“MVA”):	An adjustment that may apply when amounts are withdrawn or otherwise removed from a multi-year Guarantee Period more than 15 days before or after the maturity date.
Premium Payment:	Money sent to us to be invested in your Contract.
Sub-Accounts:	The variable investment options under the contract, also referred to as Fund options.
Sub-Account Value:	The value of your allocations to the Sub-Accounts.

Updated Information About Your Contract
The following is a summary of certain contract features that have changed since the prospectus dated May 1, 2025, This may not reflect all of the changes that have occurred since you entered into your contract.

There were no reportable changes to your contract since the date of the last prospectus.

Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Market Value Adjustments. If you withdraw or otherwise remove amounts from a multi-year Guarantee Period more than 15 days before or after the end of the Guarantee Period, we may apply an MVA, which may be negative. In extreme circumstances, you could lose up to 100% of the amount withdrawn or otherwise removed due to a negative MVA. For example, if you were to withdraw $100,000 from a multi-year Guarantee Period outside of the specified 30-day period, you could lose up to $100,000 of the amount withdrawn. This loss will be greater if you also have to pay taxes, and tax penalties. An MVA may apply to withdrawals (including full withdrawals, partial withdrawals, and withdrawals to pay advisory fees), transfers, annuitization, and death benefits.
4. Fee Table 7. The Contract - c. Charges, Fees, and Adjustments
Are There Transaction Charges?	Yes. You may be charged for other transactions under your contract. We have the right to charge for transferring amounts between investment options. This charge is currently waived.			4. Fee Table 7. The Contract - c. Charges, Fees, and Adjustments
Are There Ongoing Fees and Expenses?
Yes, the table below describes the current fees and expenses of the contract that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses do not reflect any advisory fees paid to financial intermediaries from Contract Value or other assets of the Contract Owner. If such charges were reflected, the fees and expenses would be higher.
4. Fee Table 7. The Contract - c. Charges, Fees, and Adjustments

	Annual Fee	Minimum	Maximum
	Base Contract	1.26%¹	1.26%¹
	Fund fees and expenses	0.13%²	0.92%²
1 As a percentage of average daily Sub-Account Values. The Base Contract charge includes the mortality and expense risk charge and the administrative charge. [2] As a percentage of Fund net assets.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges and negative MVAs that substantially increase costs.

	Lowest Annual Cost: $1,668	Highest Annual Cost: $2,884
	Assumes:	Assumes:
	•Investment of $100,000	•Investment of $100,000
	•5% annual appreciation	•5% annual appreciation
	•Least expensive Fund fees and expenses	•Most expensive Fund fees and expenses
	•No sales charges or advisory fees	•No sales charges or advisory fees
	•No additional premium payments, transfers or withdrawals	•No additional premium payments, transfers or withdrawals

	RISKS		Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract, including loss of principal.		5. Principal Risks of Investing in the Contract 6. General Information
Is this a Short-Term Investment?
No.
◦This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
◦Amounts withdrawn or otherwise removed from a multi-year Guarantee Period more than 15 days before or after the end of the Guarantee Period may in a negative MVA.
◦The benefits of tax deferral and long-term income are generally more beneficial to investors with a long-time horizon.
◦Withdrawals may be subject to taxes, and a 10% penalty tax may be applied to withdrawals before age 59½.
◦Withdrawals could result in significant reductions to account value, the death benefit and other contractual benefits, possible by more than the amount withdrawn,
◦At the end of a Guarantee Period, your contract Value in the matured Guarantee Period will be reallocated, withdrawn, or annuitized according to your instructions. In the absence of instructions, the contract Value will be automatically reallocated to a new Guarantee Period that is the same length as the matured Guarantee Period.

What are the Risks Associated with the Investment Options?
•An investment in this contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the contract (e.g., Funds).
•Each investment option (including any Guarantee Period and the Fixed Accumulation Feature) has its own unique risks.
•You should review the available investment options before making an investment decision.

What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to us. Any obligations (including under any Guarantee Period), guarantees or benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Union Security, including our financial strength ratings, is available upon request by visiting www.trustage.com or calling 1-800-356-2644.
	RESTRICTIONS		Location in Prospectus

Are There Restrictions on the Investment Options?
Yes.
•There are restrictions that may limit the investment options you may choose, as well as limitations on the transfer of Contract Value among investment options.
•Certain investment options may not be available under your contract.
•You are allowed to make 1 transfer between the Fund options per day. You are allowed to make 20 transfers between the Fund options per year before we require you to submit additional transfer requests by mail. Your transfers between the Fund options are subject to policies designed to deter excessively frequent transfers and market timing. These transfer restrictions do not apply to transfers under the contract's automatic transfer programs.
•Transfers out of a multi-year Guarantee Period may be subject to a negative MVA.
•If you transfer amounts out of a one-year Guarantee Period to the Fund options, you may not transfer from the Fund options back into a one-year Guarantee Period for six months.
•We reserve the right to remove or substitute Funds as investment options.
•The availability of Contract benefits may vary depending on the broker-dealer through which the Contact is sold.
6. General Information 7. The Contract - a. Purchases and Contract Value Appendix A - Investment Options Available Under the Contract Appendix D - Financial Intermediary Variations
Are There any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to the benefits offered under the contract (e.g., death benefits).
•Except as otherwise provided, contract benefits may not be modified or terminated by us.
•Death benefits paid from a multi-year Guarantee Period may be subject to a negative MVA. Additionally, withdrawals that exceed certain limits may reduce the benefit by more than the amount withdrawn and may even terminate the benefit.
•Partial withdrawals and negative MVAs may significantly reduce the death benefit.
•If you receive services for your Contract from a third-party financial intermediary who charges an advisory fee for their services, that fee is in addition to Contract fees and expenses. If you elect to pay the advisory fee by taking withdrawals from your Contract Value, the deduction for that fee may be subject to surrender charges and an MVA. Withdrawals to pay advisory fees will also reduce benefits under the Contract, including the Death Benefit, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The availability of Contract benefits may vary depending on the broker-dealer through which the Contact is sold.
8. Benefits Available Under the Contract 9. Death Benefit 10. Other Programs Available Appendix A - Investment Options Available Under the Contract Appendix D - Financial Intermediary Variations
	TAXES	Location in Prospectus
What are the Contract's Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchased the contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the contract.
•Earnings on your contract are taxed at ordinary income rates when you withdraw them and you may have to pay a penalty if you take a withdrawal before age 59½.
12. Federal Tax Considerations
	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this contract with your investment professional's firm. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.
11. Additional Information - c. Miscellaneous - How Contracts Were Sold
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.	7. The Contract - a. Purchases and Contract Value - Replacement of Annuities

Appendix A — Investment Options Available Under the Contract
The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: https://vpx.broadridge.com/GetContract1.asp?clientid=talcottvpx&fundid=34956F885. Availability of Funds may vary by employer. Participants should reference their plan documents for a list of available Funds.
You can also request this information at no cost by calling 1-800-862-6668 or by sending an email request to asccontactus@cognisurance.com.
The availability of Contract benefits may vary depending on the broker-dealer through which the Contact is sold. See Appendix D - Financial Intermediary Variations in your prospectus for additional information.
The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Type	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
			1 Year	5 Year	10 Year
U.S. Equity	BlackRock S&P 500 Index V.I. Fund - Class I Adviser: BlackRock Advisors, LLC	0.13%	17.72%	14.28%	14.63%
Allocation	Hartford Balanced HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	12.14%	8.20%	8.97%
U.S. Equity	Hartford Capital Appreciation HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.67%	13.72%	9.96%	11.93%
U.S. Equity	Hartford Disciplined Equity HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.59%	14.32%	12.07%	13.46%
U.S. Equity	Hartford Dividend and Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	17.49%	12.68%	12.48%
International Equity	Hartford International Opportunities HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	30.41%	6.86%	8.14%
U.S. Equity	Hartford MidCap HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.76%	(0.38)%	0.24%	8.05%
U.S. Equity	Hartford Small Cap Growth HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.66%	6.83%	1.27%	8.66%
U.S. Equity	Hartford Stock HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.52%	7.97%	8.44%	10.98%
Fixed Income	Hartford Total Return Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.51%	7.30%	(0.04)%	2.75%
Fixed Income	Hartford Ultrashort Bond HLS Fund - Class IA Adviser: Hartford Funds Management Company, LLC Subadviser: Wellington Management Company LLP	0.45%	4.51%	2.88%	2.21%
Money Market	Invesco V.I. Government Money Market Fund - Series I** Adviser: Invesco Advisers, Inc.	0.38%	4.03%	3.05%	1.96%
Fixed Income	Invesco V.I. Government Securities Fund - Series I Adviser: Invesco Advisers, Inc.	0.70%	7.37%	0.04%	1.60%
Fixed Income	Invesco V.I. High Yield Fund - Series I Adviser: Invesco Advisers, Inc.	0.92%	6.73%	3.64%	4.83%

*	As noted, annual expenses reflect a contractual fee reduction under an expense reimbursement or fee waiver arrangement.
**	In a low interest rate environment, yields for money market funds, after deduction of contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact Value to a money market Sub-Account or participate in an Asset Allocation Program, if available, where Contract Value is allocated to a money market Sub-Account, that portion of the value of your Contract Value may decrease in value.
The following is a list of Guarantee Periods currently available under the contract. We may change the annual guaranteed interest rate of future Guarantee Periods. For more information about the Guarantee Periods, see 6. General Contract Information – e. Guarantee Periods.
APP A-1

Note: If amounts are withdrawn or otherwise removed from a multi-year Guarantee Period more than 15 days before or after the end of the Guarantee Period, we may apply an MVA. This may result in a significant reduction in the value of your contract. See 7. The Contract – c. Charges, Fees, and Adjustments – Market Value Adjustment for Multi-Year Guarantee Periods for more information.

Name	Term	Minimum Guaranteed Interest Rate
Guarantee Period	1 Year	3%
Guarantee Period	2 Years	3%
Guarantee Period	3 Years	3%
Guarantee Period	4 Years	3%
Guarantee Period	5 Years	3%
Guarantee Period	6 Years	3%
Guarantee Period	7 Years	3%
Guarantee Period	8 Years	3%
Guarantee Period	9 Years	3%
Guarantee Period	10 Years	3%

APP A-2

The prospectus and Statement of Additional Information ("SAI") contain additional information about the Contract, Union Security, and the Separate Account. The prospectus and SAI, dated the same date as this updating summary prospectus, are incorporated by reference. The prospectus and SAI are available, without charge, upon request. You may request copies of the prospectus or SAI, request information about your contract, and make other inquiries about your contract by:

aMailing:        Union Security, c/o Talcott Resolution, PO Box 14293, Lexington, KY 40512-4293
a.Calling:        1-800-862-6668
b.Emailing:    asccontactus@cognisurance.com
c.Visiting:        www.talcottresolution.com
EDGAR identifier: C000007042 (VA D of USIC)
EDGAR Identifier: C000261935 (USIC)